Equity	12 Months Ended
Dec. 31, 2021
Banking Regulation, Total Capital [Abstract]
Equity

Note 12 — Equity:

On September 12, 2021, the Company completed its initial public offering (IPO) on the Tel Aviv Stock Exchange. As part of the IPO, 16,560,599 shares of the Company were registered for trading on the Tel Aviv Stock Exchange.

3,027,000 Ordinary Shares of NIS 0.01 par value were issued to the public at a price of NIS 7.07 per share. The proceeds to the Company from the initial public offering was NIS 21,401 thousand and issuance costs were $1,348 thousand. $819 thousand of the issuance costs were classified to Equity and $529 thousand were classified to profit or loss.

On September 12, 2021 the Company’s board of directors approved a 1:28 reverse share split. In addition, the par value per share was reduced to NIS 0.01 per share. As a result, options’ exercise price was adjusted to reflect the reverse share split.

The Company’s share capital as of December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
	Issued and outstanding	Authorized	Issued and outstanding	Authorized
	Number of shares
Ordinary Shares, NIS 0.01 par value	16,617,397	110,714,286	54,396,834	690,000,000
Ordinary “A” Shares, NIS 0.01 par value	—	—	—	10,000,000
	16,617,397	110,714,286	54,396,834	700,000,000

a.      Shareholders’ Rights:

Rights attached to ordinary shares are the right to be notified of General Meetings of the Company, participate and vote in those meetings, and the right to receive dividends, if declared.

On June 15, 2021 and July 19, 2021, the Company’s Board of Directors and the General Meeting of the Company’s shareholders approved, respectively, that from the date of completion of the IPO, all Ordinary “A” Shares of the Company would be converted into Ordinary Shares.

b.      Share based payment:

1.      Share based payment:

According to a share-based payment plan established in 2015 (“Share Plan”), each option granted under this plan can be exercised until its expiration date. Options that are canceled or forfeited before expiration date, will become available for future grant. An option granted under the plan will expire no later than ten years after the grant date.

The range of exercise prices for share options outstanding as of December 31, 2021 are between NIS 0.28 to NIS 7.07. The range of exercise prices for share options outstanding as of December 31, 2020 are between and NIS 0.01 — NIS 4.5.

Grants for the year ended 2021:

a)      In January 2021, the Company granted to its employees and service providers 1,698,390 options to purchase Ordinary Shares of the Company. The options have a contractual term of 10 years. The options will vest over a period of up to two years.

b)      In September 2021, the Company granted 4,336,471 options to Company’s employees, service providers, and a consultant as specified below:

1)      1,164,744 options were granted to Company’s employees and service providers to purchase 1,164,744 Ordinary Shares of the Company. The exercise price range of the stock options is NIS 0.28 and NIS 1, respectively. The options have a contractual term of 10 years. The options will vest over a period of up to two years.

2)      1,035,000 options were granted to a consultant, to purchase 1,035,000 Ordinary Shares of the Company, at an exercise price of NIS 7.07. Each option can be exercised to an Ordinary Share of the Company and have a contractual term of 10 years. The options will vest over a period of up to two years.

3)      2,136,727 options were granted to members of Company management to purchase 2,136,727 Ordinary Shares of the Company, as follows: (1) 2/3 of the options at an exercise price of NIS 7.07; (2) 1/3 of the options at an exercise price of NIS 14.14. The options will vest over a period of 4 years.

c)      In December 2021, the Company granted 381,616 options to employees, a service provider and a consultant as follows:

1)      116,236 options were granted to employees and service providers to purchase 116,236 Ordinary Shares of the Company. The exercise price range of the options is NIS 0.28 and NIS 1, respectively. The options have a contractual term of 10 years, The options will vest over a period of up to two years.

2)      132,700 options were granted to a consultant, to purchase 132,700 Ordinary Shares of the Company, at an exercise price of NIS 7.07. The options have a contractual term of 10 years. The options will vest over a period of up to two years.

3)      132,680 options were granted to two external directors of the Company to purchase 132,680 Ordinary Shares of the Company at an exercise price of NIS 7.07. Each option can be exercised to an Ordinary Share of the Company and have a contractual term of 4 years. The options will vest over a period of up to three years.

2.      Purchase of Ordinary “A” Shares:

On May 18, 2020 and June 23, 2020, the Company’s Board of Directors and the General Meeting of the Company’s shareholders approved, respectively, a “Carve-Out” option plan for the purchase of Ordinary “A” shares of the Company. The option vests over a period of up to two years. The options that are canceled or forfeited before the expiration date will become available for future grant. Ordinary “A” Shares bear the same rights as Ordinary Shares also have and a preferred right to receive 16% of the consideration to be received upon any liquidation event or acquisition of the Company event, if the total consideration is greater than $20.2 million (divided by quantity of shares that each recipient will have according to the plan at that time), together with the repayment of the convertible loan (refer to Note 13 (f)) whereas the lenders will be entitled to receive the consideration up to the maximum amount to which they are entitled according to the convertible loan agreement.

Table of Contents

The fair value of the options for Ordinary “A” shares approximates zero, because of the voluntary conversion of the convertible loan — see Note 13f (4).

On June 15, 2021 and July 19, 2021, the Company’s Board of Directors and the General Meeting of the Company’s Shareholders, respectively, confirmed that from the date of completion of the IPO according to the prospectus, the shares to be issued under this program, will be Ordinary Shares instead of Ordinary “A” shares, the cancellation of the preferred right and update of the plan, respectively.

Following the Lead Lenders decision to convert the CLA into a fixed number of shares, which left a certain percentage of shares for the option plan, (although at the lead lenders could have converted the CLA close to 100%) this decision according to the company’s management reflects as if the carve-out options were re-granted. The value determined for this award is approx. $633 thousand.

Under the plan, 351,570 options were granted to employees in 2020.

3.      The following table presents the movement in share options and the weighted average exercise prices of share options:

	Year Ended December 31, 2021
	Number of options	Weighted Average- Exercise Price	Weighted Average remaining contractual term in years
Share options outstanding at beginning of year	5,544,611	$0.678	3.82
1:28 reverse options split(*)	(5,346,589)	—	—
Share options granted during the year	6,768,045	$0.2304	9.72
Share options exercised during the year	(59,510)	$0.09	—
Share options forfeited/expired during the year	(142,342)	$0.6783	—
Share options outstanding at end of year	6,764,215	$0.2972	9.73
Share options exercisable at end of year	2,861,715	$0.2849	9.71

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(*)      The number of options was adjusted due to the reverse share split of 1:28. In addition, the weighted average exercise price was also adjusted.

	Year Ended December 31, 2020
	Number of options	Weighted Average- Exercise Price	Weighted Average remaining contractual term in years
Share options outstanding at beginning of year	5,860,030	$0.677	4.59
Share options forfeited/expired during the year	(315,419)	$0.334	—
Share options outstanding at end of year	5,544,611	$0.678	3.82
Share options exercisable at end of year	4,269,167	$0.504	4.5

4.      Measurement Fair Value

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options:

Year ended December 31, 2021
Dividend yield (%)	0%
Expected volatility in share prices (%)	56.08% – 77.3%
Risk-free interest rate (%)	0.10% – 1.401%
Predicted life of share (in years)	2.25 – 10
Share price (NIS)	5.295 – 7.07

5.      Share-Based Payment Expenses:

The Company recognized expenses in respect of share-based payments for employees and non-employee service providers in its consolidated financial statements for the years ended December 31, 2021 and 2020 as follows: (See also Note 12B)

	Year Ended December 31, 2021
	2021	2020
	U.S. dollars in thousands
Cost of revenues	603	4
Research and development expenses	1,607	89
Sales and marketing expenses	1,770	12
General and administrative expenses	3,205	582
Total expenses – share-based payments plan	7,185	687